CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 289,676	$ 202,107
Restricted cash	15,330	12,334
Accounts receivable, net	45,461	42,047
Due from related parties (Note 2)	4,169	1,895
Advances and other	14,132	10,629
Vessels held for sale (Note 1j)	67,255	0
Inventories	14,410	15,941
Prepaid insurance and other	1,765	2,403
Current portion of financial instruments - Fair value (Note 15)	28	2,443
Total current assets	452,226	289,799
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 15)	126	0
FIXED ASSETS (Note 5)
Advances for vessels under construction	371,238	188,954
Vessels	2,748,330	2,834,289
Accumulated depreciation	(695,044)	(635,135)
Vessels' Net Book Value	2,053,286	2,199,154
Total fixed assets	2,424,524	2,388,108
DEFERRED CHARGES, net (Note 6)	22,821	20,190
Total assets	2,900,697	2,699,097
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	319,560	228,492
Payables	33,264	33,052
Due to related parties (Note 2)	1,740	10,136
Dividends payable	0	5,083
Accrued liabilities	29,363	25,188
Unearned revenue	12,277	9,897
Current portion of financial instruments - Fair value (Note 15)	5,706	15,434
Total current liabilities	401,910	327,282
LONG-TERM DEBT, net of current portion (Note 7)	1,080,534	1,189,844
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 15)	3,181	4,059
STOCKHOLDERS' EQUITY
Preferred shares, $ 1.00 par value; 15,000,000 shares authorized and 2,000,000 Series B Preferred Shares and 2,000,000 Series C Preferred Shares issued and outstanding at December 31, 2015 and December 31, 2014 and 3,400,000 Series D Preferred Shares issued and outstanding at December 31, 2015	7,400	4,000
Common shares, $ 1.00 par value; 185,000,000 shares authorized at December 31, 2015 and December 31, 2014; 87,338,652 and 84,712,295 shares issued and outstanding at December 31, 2015 and 2014 respectively	87,339	84,712
Additional paid-in capital	752,001	650,536
Accumulated other comprehensive loss	(10,727)	(10,290)
Retained earnings	567,464	437,565
Total Tsakos Energy Navigation Limited stockholders' equity	1,403,477	1,166,523
Noncontrolling Interest	11,595	11,389
Total stockholders' equity	1,415,072	1,177,912
Total liabilities and stockholders' equity	$ 2,900,697	$ 2,699,097